Provisions for pensions and similar obligations (Details 15)	12 Months Ended
Dec. 31, 2022 R$ / shares
Cabesp [Member]
IfrsStatementLineItems [Line Items]
Plans	R$ 11.83
Bandepe [Member]
IfrsStatementLineItems [Line Items]
Plans	9.79
Free Clinic [Member]
IfrsStatementLineItems [Line Items]
Plans	8.91
Lifetime officers [Member]
IfrsStatementLineItems [Line Items]
Plans	6.88
Health officers [Member]
IfrsStatementLineItems [Line Items]
Plans	22.61
Circulars [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Plans	8.74
Circulars [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Plans	7.98
Life Insurance [Member]
IfrsStatementLineItems [Line Items]
Plans	R$ 7.88